Share capital, warrants and common share purchase options and redeemable common shares	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
7.	Share capital, warrants and common share purchase options and redeemable common shares:

There are an unlimited number of authorized common shares with no par value.

The following details the changes in issued and outstanding common shares and warrants:

	Compensation options and warrants (1)		Common shares
	Number	Amount	Number	Amount
Balance December 31, 2008	15,000	$13,687	47,031,935	$93,189,047
Professional services (a)	170,000	7,732	–	–
Board compensation (b)	–	–	168,750	102,188
Warrants cancelled and expired (c)	(15,000)	(13,687)	–	–
Stock options, warrants exercised (e)	–	–	635,187	672,871
Shares issued (f)	–	–	500,000	312,000
Balance December 31, 2009	170,000	$7,732	48,335,872	$94,276,106
Professional services (a)	210,000	13,510	–	–
Board compensation (b)	–	–	325,000	148,250
Warrants cancelled and expired (c)	(100,000)	–	–	–
Stock options, warrants exercised (e)	–	–	280,451	212,892
Shares issued (f)	–	–	300,000	136,500
Shares cancelled (g)	–	–	(6,956,152)	(9,190,550)
Balance December 31, 2010	280,000	$21,242	42,285,171	$85,583,198
Professional services (a)	–	18,076	–	–
Board compensation (b)	–	–	374,176	134,663
Employee bonus (d)	–	–	50,000	23,000
Shares issued (f)	–	–	300,000	108,000
Balance December 31, 2011	280,000	$39,318	43,009,347	$85,848,861

(1) These compensation options and warrants exclude the options issued under our share option plan (note 12).

Shares issued for other than cash consideration are valued at their market price at the date of agreement for issuance.

(a)	Professional services:

On September 15, 2009 the Company entered into an agreement for public relation services. In consideration for the services to be rendered in accordance with the agreement, a warrant to purchase up to 70,000 common shares at $1.00 were issued with equal vesting quarterly for one year. Furthermore, a warrant to purchase up to 100,000 common shares at $1.00 were issued with vesting dependent upon achieving certain performance criteria. These warrants all expire on March 14, 2012. On October 15, 2010 the Company renewed the agreement, issuing additional warrants to purchase up to 50,000 common shares at $0.75 and up to 60,000 common shares at $1.00 with quarterly vesting over one year. Furthermore, warrants to purchase up to 100,000 common shares at $0.75 for the first six months and at $1.00 for the second six months was issued with vesting dependent upon achieving certain performance criteria. The performance warrants are fair valued each reporting period until performance is complete. The fair value of all other equity-based warrants are measured and recorded on the date that the performance required to earn the awards is complete which in the case of these awards coincides with the contractual vesting dates of the awards.

(b)	Each quarter the Company issued common shares to each non-management board member in lieu of cash compensation. The share compensation is based on the Company’s common share price on the grant date which is on or about the last day of the quarter.

(c)	The value of warrants that have expired unvested are reclassified to additional paid-in capital. A warrant issued in 2009, to purchase up to 100,000 common shares at $1.00, under a public relations services agreement expired in 2010 as the performance conditions were not achieved.

(d)	During 2011 common shares were issued to an employee in lieu of cash bonuses. The share compensation is based on the Company’s common share price on or about the last day prior to the date of grant.

(e)	During 2009, 2010 and 2011 the Company granted options to certain employees, officers and directors under a share option plan (note 12), enabling them to purchase common shares of the Company. During 2009, 13 employees exercised 635,187 options into common shares for gross proceeds of $254,075. During 2010, 25 employees exercised 280,451 options into common shares for gross proceeds of $128,603.

(f)	On April 2, 2008, the Company entered into a three year employment agreement with the Company’s Chief Executive Officer, which was renewed for a further one year period in April 2011. Compensation expenses associated with this agreement will be settled through the issuance of up to 300,000 common shares annually. Share compensation during the 2009 was $312,000 representing the issuance of 500,000 common shares, of which 200,000 common shares were issued subsequent to year end. Share compensation during the 2010 was $136,500 representing the issuance of 300,000 common shares. Share compensation during the 2011 was $108,000 representing the issuance of 300,000 common shares. The share compensation is based on the Company’s common share price on the date the common shares are granted

(g)	As part of the AllOne Settlement and Mutual Release Agreement dated June 17, 2010, HSA returned 6,956,152 Diversinet common shares to Diversinet for cancellation. The net impact of the transaction is a reduction in share capital by an amount equal to the product of the assigned value of the common shares ($2.04 per share) and the number of shares cancelled (6,956,152 common shares) less the reclassification of the $5,000,000 contingently puttable common shares from temporary equity. The increase in additional paid-in capital represents the product of the assigned value of the common shares ($2.04 per share) and the number of shares cancelled (6,956,152 common shares) less the fair value of the contingently puttable common stock recognized as other income being the product of the market value on the date of cancellation ($0.44 per share) and the number of shares cancelled (6,956,152 common shares).

The following table summarizes information about warrants outstanding at December 31, 2011:

Range of exercise price	Warrants outstanding	Number exercisable	Weighted average remaining contractual life – years
$0.75 - $1.00	280,000	180,000	1.02
	280,000	180,000	1.02